BALANCE SHEETS (Unaudited) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash and cash equivalents	$ 7,508	$ 3,413	$ 49,149
Accounts receivable, net of allowance for doubtful accounts	5,000		4,000
Prepaid and other current assets	11,250	3,840	3,375
Total current assets	23,758	7,253	56,524
NONCURRENT ASSETS
Property and equipment, net	582	1,047	5,745
Operating lease right of use asset			20,984
Intangibles, net	1,550,246	1,550,996	5,888
TOTAL ASSETS	1,574,586	1,559,296	89,141
CURRENT LIABILITIES
Working capital funding loans	253,396	165,896	118,934
Accounts payable and accrued expenses	247,182	173,941	40,687
Deferred revenue	0	0	53,000
Accrued payroll, taxes and penalties	325,154	233,898	166,300
Accrued interest payable - related party	125,000	100,000	50,000
Convertible note payable, net of discount	209,671	209,671	241,387
Current portion of operating lease liability			22,085
Related party advances	164,564	295,669	284,500
Total current liabilities	1,324,967	1,179,075	976,893
NON-CURRENT LIABILITIES
Related party notes payable (Pickpocket)	1,000,000	1,000,000	1,000,000
Total non-current liabilities		1,000,000	1,000,000
TOTAL LIABILITIES	2,324,967	2,179,075	1,976,893
STOCKHOLDERS' DEFICIT
Common stock, $0.001 par value; 50,000,000 shares authorized issued and outstanding were 13,539,544 and 11,216,438, respectively	13,638	13,539	11,216
Stock Subscription		(32,720)
Additional paid-in capital	7,086,622	7,030,034	5,116,403
Accumulated deficit	(8,301,901)	(8,081,892)	(7,466,631)
Total stockholders’ deficit	(750,381)	(619,779)	(1,887,752)
TOTAL LIABILITIES AND STOCKHOLDERS’ DEFICIT	1,574,586	1,559,296	89,141
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	1,000	1,000	1,000
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock value	$ 450,260	$ 450,260	$ 450,260